Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (3.3%)
*	Madison Square Garden Sports Corp.	21,065	7,885
*	Lumen Technologies Inc.	497,560	5,468
*	Sphere Entertainment Co.	31,205	4,321
	Iridium Communications Inc.	75,022	3,885
	Uniti Group Inc.	210,074	2,357
	Cinemark Holdings Inc.	73,761	2,065
*	TripAdvisor Inc.	134,136	1,500
*	Cargurus Inc. Class A	47,596	1,421
*	Yelp Inc. Class A	39,702	905
*	DoubleVerify Holdings Inc.	92,447	897
*	ZoomInfo Technologies Inc. Class A	182,591	608
*	QuinStreet Inc.	42,742	535
	Cogent Communications Holdings Inc.	30,034	533
*	Gogo Inc.	90,972	416
			32,796
Consumer Discretionary (11.0%)
*	Etsy Inc.	115,663	7,856
*	Brinker International Inc.	51,031	7,266
*	Boot Barn Holdings Inc.	35,646	6,055
	Installed Building Products Inc.	26,539	5,573
*	Frontdoor Inc.	84,501	5,245
*	Laureate Education Inc.	157,143	5,027
*	Cavco Industries Inc.	9,094	4,879
*	Covista Inc.	40,437	4,763
*	Urban Outfitters Inc.	63,051	4,581
*	Life Time Group Holdings Inc.	128,370	4,246
*	Dorman Products Inc.	32,591	4,039
	Red Rock Resorts Inc. Class A	56,880	3,321
*	Shake Shack Inc. Class A	47,169	3,033
	Acushnet Holdings Corp.	32,307	2,868
	OneSpaWorld Holdings Ltd.	119,466	2,837
*	Bright Horizons Family Solutions Inc.	43,738	2,739
	Kontoor Brands Inc.	32,364	2,323
	Dana Inc.	64,480	2,283
*	Sonos Inc.	141,637	2,235
*	Champion Homes Inc.	29,809	2,195
	Steven Madden Ltd.	47,679	2,071
	Cheesecake Factory Inc.	28,478	1,881
*	Peloton Interactive Inc. Class A	273,615	1,751
	Monarch Casino & Resort Inc.	14,199	1,708
*	Callaway Golf Co.	104,807	1,614
	Patrick Industries Inc.	17,546	1,588
*	National Vision Holdings Inc.	92,934	1,557
	ADT Inc.	225,576	1,514
	Perdoceo Education Corp.	46,052	1,491
*	Green Brick Partners Inc.	20,368	1,370
*	XPEL Inc.	29,515	1,349
	American Eagle Outfitters Inc.	77,586	1,226
*	Six Flags Entertainment Corp.	53,508	1,124
*	Universal Technical Institute Inc.	26,691	999
	Buckle Inc.	21,176	971
	Winmark Corp.	1,974	747
*	United Parks & Resorts Inc.	16,940	680
	Papa John's International Inc.	18,059	618
*	Gentherm Inc.	15,718	545
*	BJ's Restaurants Inc.	11,144	524
			108,692
Consumer Staples (2.4%)
	PriceSmart Inc.	29,583	5,029
	Cal-Maine Foods Inc.	52,490	3,922
*	Vita Coco Co. Inc.	51,383	3,860

		Shares	Market Value ($000)
*	Chefs' Warehouse Inc.	42,431	3,248
	WD-40 Co.	9,324	1,865
*	Freshpet Inc.	36,032	1,859
	Interparfums Inc.	12,207	1,152
	Tootsie Roll Industries Inc.	23,725	895
	Reynolds Consumer Products Inc.	28,838	625
*	National Beverage Corp.	13,715	507
*	Vital Farms Inc.	43,547	436
			23,398
Energy (3.9%)
	Kodiak Gas Services Inc.	109,398	7,313
	Archrock Inc.	205,496	6,882
*	Tidewater Inc.	54,012	3,969
	International Seaways Inc.	47,462	3,664
	Noble Corp. plc	78,106	3,630
	Cactus Inc. Class A	50,820	2,950
*	Oceaneering International Inc.	68,980	2,637
	Helmerich & Payne Inc.	57,331	2,187
*	Par Pacific Holdings Inc.	28,287	1,589
	Kinetik Holdings Inc. Class A	25,568	1,175
*	REX American Resources Corp.	22,903	1,071
*	Comstock Resources Inc.	53,776	717
	CVR Energy Inc.	16,963	564
*	Innovex International Inc.	18,997	507
			38,855
Financials (14.5%)
*	StoneX Group Inc.	82,070	9,303
*	Axos Financial Inc.	66,415	5,772
	Virtu Financial Inc. Class A	93,524	4,690
*	Enova International Inc.	28,962	4,678
	PJT Partners Inc. Class A	28,482	4,355
	StepStone Group Inc. Class A	86,399	4,260
*	Dave Inc.	13,035	3,683
	Ameris Bancorp	42,891	3,616
	Piper Sandler Cos.	42,775	3,354
	Moelis & Co. Class A	49,424	3,326
*	Palomar Holdings Inc.	31,055	3,324
*	NMI Holdings Inc. Class A	89,094	3,198
	MarketAxess Holdings Inc.	23,521	3,059
	Victory Capital Holdings Inc. Class A	36,156	3,057
	Mercury General Corp.	31,154	3,054
*	Bancorp Inc.	49,631	2,738
	Radian Group Inc.	79,382	2,711
	HA Sustainable Infrastructure Capital Inc.	64,315	2,637
	BGC Group Inc. Class A	251,083	2,624
*	Remitly Global Inc.	130,563	2,614
*	SiriusPoint Ltd.	121,825	2,601
	WisdomTree Inc.	134,628	2,565
	First Bancorp	105,740	2,536
*	NCR Atleos Corp.	53,692	2,395
	WSFS Financial Corp.	33,170	2,370
*	Sezzle Inc.	20,010	2,364
	ServisFirst Bancshares Inc.	29,444	2,296
	ARMOUR Residential REIT Inc.	131,120	2,249
	Acadian Asset Management Inc.	30,964	2,239
*	EZCORP Inc. Class A	68,816	2,150
	Pathward Financial Inc.	25,503	2,097
	Community Financial System Inc.	31,484	2,004
	Ellington Financial Inc.	146,063	1,982
	Independent Bank Corp.	24,980	1,975
	Assured Guaranty Ltd.	26,397	1,959
	HCI Group Inc.	12,585	1,939
	BankUnited Inc.	40,831	1,894
	EVERTEC Inc.	74,975	1,835
	BancFirst Corp.	15,350	1,693
	Artisan Partners Asset Management Inc. Class A	44,586	1,669
	Seacoast Banking Corp. of Florida	53,342	1,617
	Park National Corp.	9,233	1,584
	Trustmark Corp.	33,883	1,496

		Shares	Market Value ($000)
	City Holding Co.	11,650	1,448
*	Customers Bancorp Inc.	18,257	1,372
	Preferred Bank	13,271	1,272
	First Bancorp (XNGS)	21,378	1,258
*	Payoneer Global Inc.	223,287	1,161
	Horace Mann Educators Corp.	24,791	1,134
	FB Financial Corp.	20,812	1,097
	PennyMac Mortgage Investment Trust	101,967	1,067
	Cohen & Steers Inc.	14,847	1,036
	OFG Bancorp	22,303	1,016
	Adamas Trust Inc.	98,415	905
	Stellar Bancorp Inc.	23,554	879
	Lakeland Financial Corp.	14,186	860
	Enact Holdings Inc.	18,612	778
*	ProAssurance Corp.	30,726	737
	Westamerica Bancorp	12,407	688
*	Goosehead Insurance Inc. Class A	19,848	682
	Safety Insurance Group Inc.	8,901	625
*	Trupanion Inc.	26,182	571
	United Fire Group Inc.	12,598	558
*	Donnelley Financial Solutions Inc.	13,993	555
	TrustCo Bank Corp.	9,084	471
*	World Acceptance Corp.	2,240	370
	AMERISAFE Inc.	10,195	312
			144,414
Health Care (14.6%)
*	BrightSpring Health Services Inc.	155,117	9,568
*	Krystal Biotech Inc.	30,242	9,346
*	Alkermes plc	193,483	8,163
*	Corcept Therapeutics Inc.	109,700	7,623
*	PTC Therapeutics Inc.	94,081	6,948
*	Protagonist Therapeutics Inc.	68,861	6,856
*	TG Therapeutics Inc.	159,321	6,045
*	Ligand Pharmaceuticals Inc.	23,064	5,350
*	Indivior Pharmaceuticals Inc.	146,303	5,270
*	Glaukos Corp.	46,438	4,799
*	Veracyte Inc.	92,629	4,292
*	Catalyst Pharmaceuticals Inc.	135,386	4,228
*	ACADIA Pharmaceuticals Inc.	146,702	3,178
*	Privia Health Group Inc.	135,485	2,914
*	RadNet Inc.	52,237	2,901
*	Alignment Healthcare Inc.	187,572	2,874
*	Merit Medical Systems Inc.	43,770	2,760
*	TransMedics Group Inc.	40,044	2,691
	National HealthCare Corp.	14,544	2,682
*	Waystar Holding Corp.	134,509	2,678
*	Progyny Inc.	93,950	2,401
	LeMaitre Vascular Inc.	24,457	2,315
*	ADMA Biologics Inc.	278,883	2,226
*	Supernus Pharmaceuticals Inc.	46,360	2,141
*	Pediatrix Medical Group Inc.	98,642	2,125
*	UFP Technologies Inc.	9,036	1,989
*	Vericel Corp.	59,262	1,975
*	ICU Medical Inc.	13,886	1,880
	Concentra Group Holdings Parent Inc.	69,838	1,737
*	ANI Pharmaceuticals Inc.	21,066	1,654
*	Arcus Biosciences Inc.	62,580	1,586
*	Amneal Pharmaceuticals Inc.	119,351	1,572
*	Harmony Biosciences Holdings Inc.	46,569	1,471
*	CorVel Corp.	22,669	1,400
*	Sarepta Therapeutics Inc.	74,900	1,338
*	Addus HomeCare Corp.	14,106	1,293
*	Inspire Medical Systems Inc.	30,475	1,260
*	Collegium Pharmaceutical Inc.	37,042	1,245
*	LifeStance Health Group Inc.	148,039	1,141
*	Pacira BioSciences Inc.	48,160	1,118
*	Artivion Inc.	49,335	1,095
*	Innoviva Inc.	49,108	1,052
*	Schrodinger Inc.	65,756	1,000

		Shares	Market Value ($000)
*	NeoGenomics Inc.	87,937	925
*	STAAR Surgical Co.	30,309	906
*	Tandem Diabetes Care Inc.	44,492	765
	Phibro Animal Health Corp. Class A	24,167	744
*	Azenta Inc.	28,824	660
*	BioLife Solutions Inc.	22,852	569
	US Physical Therapy Inc.	8,373	538
*	Vir Biotechnology Inc.	54,230	517
*	Certara Inc.	71,389	415
*	Amphastar Pharmaceuticals Inc.	21,560	406
	HealthStream Inc.	14,184	354
*	Cytek Biosciences Inc.	83,666	351
			145,330
Industrials (21.0%)
	Argan Inc.	16,256	10,843
	Powell Industries Inc.	33,294	9,469
*	Everus Construction Group Inc.	59,769	8,892
	ESCO Technologies Inc.	30,345	8,858
*	MYR Group Inc.	18,189	8,459
	JBT Marel Corp.	60,899	8,184
	Zurn Elkay Water Solutions Corp.	173,951	8,176
	Armstrong World Industries Inc.	50,537	7,980
	Primoris Services Corp.	63,314	7,964
	Federal Signal Corp.	71,255	7,603
	Enpro Inc.	24,685	7,578
	Granite Construction Inc.	50,969	6,975
*	Mercury Systems Inc.	61,886	6,913
*	Lyft Inc. Class A	466,497	6,582
	VSE Corp.	33,744	6,248
*	Casella Waste Systems Inc. Class A	73,242	6,018
*	AAR Corp.	45,743	5,152
*	OPENLANE Inc.	124,518	4,744
	AZZ Inc.	34,985	4,741
	Arcosa Inc.	36,781	4,662
*	Sunrun Inc.	271,904	4,546
	Brady Corp. Class A	51,135	4,402
*	Gates Industrial Corp. plc	160,631	4,163
	Standex International Corp.	14,201	3,934
	CSW Industrials Inc.	11,193	3,100
	Atmus Filtration Technologies Inc.	65,903	3,083
	Mueller Water Products Inc. Class A	119,112	3,003
	WillScot Holdings Corp.	110,865	2,852
*	Resideo Technologies Inc.	90,384	2,826
*	SkyWest Inc.	29,136	2,495
	Franklin Electric Co. Inc.	24,670	2,427
	Griffon Corp.	27,050	2,380
	Kadant Inc.	7,039	2,247
*	DXP Enterprises Inc.	14,882	2,159
*	Proto Labs Inc.	27,746	2,102
	UniFirst Corp.	6,976	1,852
*	Healthcare Services Group Inc.	82,560	1,701
*	Hayward Holdings Inc.	112,219	1,583
*	Upwork Inc.	153,101	1,350
	Pitney Bowes Inc.	81,535	1,313
	Enerpac Tool Group Corp. Class A	37,106	1,243
	Interface Inc. Class A	38,316	1,134
*	Liquidity Services Inc.	27,620	1,000
	Worthington Enterprises Inc.	16,825	955
*	Verra Mobility Corp. Class A	186,977	843
	Tennant Co.	9,133	786
	National Presto Industries Inc.	6,201	785
*	Legalzoom.com Inc.	105,316	662
	Astec Industries Inc.	12,866	648
*,1	Hertz Global Holdings Inc.	100,774	544
			208,159
Information Technology (18.9%)
*	Sanmina Corp.	63,985	16,619
*	Viavi Solutions Inc.	271,139	13,166
*	Viasat Inc.	159,165	12,832

		Shares	Market Value ($000)
*	Semtech Corp.	75,906	11,579
*	FormFactor Inc.	90,833	11,317
*	Qorvo Inc.	62,278	6,449
	Clear Secure Inc. Class A	103,894	5,761
*	ACM Research Inc. Class A	62,422	5,403
*	Mirion Technologies Inc. Class A	286,693	5,241
*	Impinj Inc.	31,529	4,761
	Badger Meter Inc.	34,533	4,279
	Ralliant Corp.	68,736	4,253
*	OSI Systems Inc.	18,145	3,933
*,1	Life360 Inc.	91,869	3,904
*	MaxLinear Inc. Class A	40,947	3,805
*	Plexus Corp.	13,811	3,706
*	ACI Worldwide Inc.	79,726	3,482
*	Axcelis Technologies Inc.	23,023	3,463
	Adeia Inc.	128,322	3,429
*	Cleanspark Inc.	173,819	3,179
*	SolarEdge Technologies Inc.	41,343	3,157
*	Digi International Inc.	44,072	2,944
*	Box Inc. Class A	109,090	2,941
*	Itron Inc.	34,349	2,833
*	Calix Inc.	70,671	2,809
*	LiveRamp Holdings Inc.	73,968	2,778
*	Extreme Networks Inc.	102,268	2,711
*	Agilysys Inc.	29,891	2,587
	RingCentral Inc. Class A	52,419	2,270
*	Q2 Holdings Inc.	46,068	2,181
*	Diebold Nixdorf Inc.	26,378	2,140
*	Knowles Corp.	56,716	2,122
*	Teradata Corp.	62,249	2,120
*	PDF Solutions Inc.	43,001	2,100
*	Veeco Instruments Inc.	36,034	2,077
*	MARA Holdings Inc.	143,733	2,067
*	NetScout Systems Inc.	42,609	1,773
*	BlackLine Inc.	58,553	1,721
	A10 Networks Inc.	55,294	1,667
*	Arlo Technologies Inc.	124,200	1,657
	ePlus Inc.	19,301	1,584
*	Penguin Solutions Inc.	27,463	1,533
*	Alarm.com Holdings Inc.	33,900	1,529
*	SPS Commerce Inc.	26,512	1,505
*	Progress Software Corp.	33,557	1,102
	Napco Security Technologies Inc.	27,582	1,035
	CTS Corp.	14,978	962
*	Sprinklr Inc. Class A	144,853	808
*	N-able Inc.	44,625	165
			187,439
Materials (2.7%)
	Sensient Technologies Corp.	49,780	5,667
	Element Solutions Inc.	133,279	5,655
	Balchem Corp.	22,390	3,509
	Materion Corp.	13,364	2,941
	Hawkins Inc.	16,410	2,540
*	Century Aluminum Co.	38,030	2,509
	Warrior Met Coal Inc.	26,489	2,504
*	Ingevity Corp.	24,021	1,629
			26,954
Real Estate (5.6%)
	Ryman Hospitality Properties Inc.	73,828	8,500
	Terreno Realty Corp.	85,453	5,613
	Essential Properties Realty Trust Inc.	164,776	5,039
	Macerich Co.	167,760	3,778
	Outfront Media Inc.	115,932	3,738
	Phillips Edison & Co. Inc.	85,498	3,433
	Curbline Properties Corp.	113,592	3,309
	Tanger Inc.	89,024	3,211
	Millrose Properties Inc.	106,596	3,008
	St. Joe Co.	46,689	2,971
	LXP Industrial Trust	36,690	1,895

			Shares	Market Value ($000)
		Urban Edge Properties	70,846	1,590
		Four Corners Property Trust Inc.	60,441	1,505
		DiamondRock Hospitality Co.	116,962	1,285
		LTC Properties Inc.	33,477	1,252
		Broadstone Net Lease Inc.	57,648	1,166
		Getty Realty Corp.	32,244	1,049
		Xenia Hotels & Resorts Inc.	51,103	888
		Centerspace	9,395	634
		JBG SMITH Properties	41,610	610
		Whitestone REIT	26,305	502
		Universal Health Realty Income Trust	8,825	366
		NexPoint Residential Trust Inc.	11,747	341
		Saul Centers Inc.	8,171	283
				55,966
Utilities (1.9%)
		Clearway Energy Inc. Class C	139,981	5,762
		American States Water Co.	29,486	2,278
		Chesapeake Utilities Corp.	16,629	2,051
		Otter Tail Corp.	22,097	1,915
		Avista Corp.	44,815	1,858
		MGE Energy Inc.	21,409	1,616
		California Water Service Group	33,517	1,512
		Northwest Natural Holding Co.	25,778	1,250
		Middlesex Water Co.	11,604	610
				18,852
Total Common Stocks (Cost $795,234)				990,855
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	7,390	—
*,2		OmniAb Inc. 15 Earnout	7,390	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $4,112)	3.667%	41,128	4,112
Total Investments (100.2%) (Cost $799,346)				994,967
Other Assets and Liabilities—Net (-0.2%)				(1,651)
Net Assets (100%)				993,316
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,036.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,104 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	8	1,170	38

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	2/1/2027	GSI	1,244	(3.620)	193	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	990,855	—	—	990,855
Rights	—	—	—	—
Temporary Cash Investments	4,112	—	—	4,112
Total	994,967	—	—	994,967

Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
Swap Contracts	—	193	—	193
Total	38	193	—	231
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.